Income Taxes - Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Tax goodwill	$ 3,267	$ 3,428
Net operating loss carryforwards	14,794	10,008
Inventory	647	949
Deferred revenue		131
Acquired intangibles	1,174	908
Revenue interest obligation	1,347	789
Interest expense	1,866	1,248
Other	1,314	1,094
Total assets	24,409	18,555
Deferred tax liabilities:
Prepaid expenses	(200)	(556)
Total liabilities	(200)	(556)
Total net deferred tax asset	24,209	17,999
Valuation allowance	$ (24,209)	$ (17,999)